Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Aug. 31, 2023 CNY (¥) shares	Aug. 31, 2022 CNY (¥) shares
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance	¥ 13,331	¥ 13,793
Net of allowance, amounts due from related parties	13,399	572
Other receivables, deposits and other assets, net of allowance	957	1,677
Net of allowance, other non-current assets	286	237
Accounts payable consolidated VIEs without recourse	3,638	6,154
Amounts due to related parties consolidated VIEs without recourse	255,453	294,164
Accrued expenses and other current liabilities consolidated VIEs without recourse	74,317	27,790
Bond payable consolidated VIEs without recourse
Income tax payable consolidated VIEs without recourse	23,422	19,983
Contract liabilities consolidated VIEs without recourse	111,592	107,494
Refund liabilities consolidated VIEs without recourse	7,606	9,458
Operating lease liabilities consolidated VIEs without recourse	22,365	20,779
Non-current contract liabilities consolidated VIEs without recourse	1,147	1,108
Deferred tax liabilities consolidated VIEs without recourse	7,375	9,551
Long-term loan consolidated VIEs without recourse
Other non-current liabilities consolidated VIEs without recourse		11,197
Operating lease liabilities consolidated VIEs without recourse	¥ 64,013	¥ 72,464
Share capital shares issued (in Shares) | shares	118,669,795	118,669,795
Share capital shares outstanding (in Shares) | shares	118,669,795	118,669,795